Trading account gains and losses	12 Months Ended
Mar. 31, 2019
Trading account gains and losses

27. Trading account gains and losses

The MHFG Group performs trading activities through market making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated debt securities reported as Trading securities. Net trading gains (losses) for the fiscal years ended March 31, 2017, 2018 and 2019 are comprised of the following:

	2017	2018	2019
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	126,332	333,749	158,162
Derivative contracts:
Interest rate contracts	(209,361)	(63,260)	127,242
Foreign exchange contracts (1)	37,129	61,046	6,748
Equity-related contracts (2)	1,777	(98,807)	37,875
Credit-related contracts (3)	900	(2,076)	269
Other contracts	742	6,330	(1,455)

Total	(42,481)	236,982	328,841
Foreign exchange gains (losses)—net (4)	69,453	91,793	93,577

Net trading gains (losses)	26,972	328,775	422,418

Notes:

(1)	Amounts include gains and losses on currency swaps.
(2)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(3)

Amounts do not include the net loss of ¥7,594 million, ¥754 million and ¥736 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2017, 2018 and 2019, respectively. The net loss is recorded in Other noninterest expenses.

(4)

Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.